Summarised financial information of subsidiaries with material non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Summarised financial information of subsidiaries with material non-controlling interests
Summary of financial information of subsidiaries with material non-controlling interests

	Huizhou Pengai			Shanghai Pengai
	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	17,897	17,386	17,024	17,168	13,641	13,772
- Liabilities	(4,432)	(3,655)	(15,541)	(14,387)	(15,626)	(46,764)
Total current net assets/(liabilities)	13,465	13,731	1,483	2,781	(1,985)	(32,992)
Non‑current
- Assets	2,429	2,046	3,868	3,656	36,302	40,871
- Liabilities	—	—	(733)	—	(31,607)	(29,040)
Total non‑current net assets	2,429	2,046	3,135	3,656	4,695	11,831
Net assets/(liabilities)	15,894	15,777	4,618	6,437	2,710	(21,161)

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	4,183	5,926	n/a	5,060	9,140	10,252	2,226	3,033	4,546
- Liabilities	(6,267)	(14,033)	n/a	(9,250)	(11,464)	(33,393)	(12,738)	(14,405)	(23,484)
Total current net assets/(liabilities)	(2,084)	(8,107)	n/a	(4,190)	(2,324)	(23,141)	(10,512)	(11,372)	(18,938)
Non‑current
- Assets	11,803	10,303	n/a	27,838	22,437	26,429	25,174	22,783	18,964
- Liabilities	(5,689)	(4,929)	n/a	(2,262)	—	—	(6,458)	(6,144)	(5,808)
Total non‑current net assets	6,114	5,374	n/a	25,576	22,437	26,429	18,716	16,639	13,156
Net assets/(liabilities)	4,030	(2,733)	n/a	21,386	20,113	3,288	8,204	5,267	(5,782)

33          Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised balance sheets (Continued)

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	17,627	16,593	n/a	2,125	2,352	n/a	4,426	3,985	n/a
- Liabilities	(20,648)	(19,481)	n/a	(21,540)	(22,614)	n/a	(1,305)	(1,133)	n/a
Total current net assets/(liabilities)	(3,021)	(2,888)	n/a	(19,415)	(20,262)	n/a	3,121	2,852	n/a
Non-current
- Assets	9,153	4,335	n/a	33,742	29,033	n/a	893	780	n/a
- Liabilities	—	—	n/a	(16,256)	(14,019)	n/a	—	—	n/a
Total non-current net assets	9,153	4,335	n/a	17,486	15,014	n/a	893	780	n/a
Net assets/(liabilities)	6,132	1,447	n/a	(1,929)	(5,248)	n/a	4,014	3,632	n/a

	Yantai Pengai Jiayan			Ninghai Pengai
	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	13,614	14,806	3,753	1,696	1,055	n/a
- Liabilities	(23,564)	(24,410)	(31,845)	(1,060)	(1,397)	n/a
Total current net (liabilities)/assets	(9,950)	(9,604)	(28,092)	636	(342)	n/a
Non-current
- Assets	38,441	35,387	33,234	3,856	3,342	n/a
- Liabilities	(18,299)	(17,748)	(17,086)	(424)	(88)	n/a
Total non-current net assets	20,142	17,639	16,148	3,432	3,254	n/a
Net assets	10,192	8,035	(11,944)	4,068	2,912	n/a

Summarised statements of comprehensive income

	Huizhou Pengai			Shanghai Pengai
	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	35,184	26,852	21,561	33,834	29,839	21,674
Profit/(loss) before income tax	5,170	2,743	(8,222)	689	(3,884)	(25,217)
Income tax (expense)/credit	(1,293)	(685)	297	(172)	157	1,347
Profit/(loss) and total comprehensive income/(loss) for the year	3,878	2,058	(7,925)	517	(3,727)	(23,870)
Total comprehensive income/(loss) allocated to non‑controlling interests	1,338	710	(2,734)	77	(746)	(4,737)
Dividend paid to non‑controlling interests	1,478	750	1,116	1,463	—	—

33          Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised statements of comprehensive income (Continued)

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	23,766	8,221	6,290	33,057	28,530	28,251	25,458	20,184	24,134
Profit/(loss) before income tax	(4,722)	(6,674)	(6,280)	8,678	(1,135)	(19,411)	2,001	(1,696)	(10,966)
Income tax (expense)/credit	—	—	(21)	803	(139)	2,586	(500)	192	(84)
Profit/(loss) and total comprehensive income/(loss) for the year	(4,722)	(6,764)	(6,301)	9,481	(1,274)	(16,825)	1,501	(1,504)	(11,050)
Total comprehensive income/(loss) allocated to non‑controlling interests	(1,515)	(2,029)	(1,890)	1,043	(140)	(1,851)	195	(196)	(1,436)
Dividend paid to non‑controlling interests	—	—	—	—	—	—	407	186	—

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	20,809	13,754	45	34,104	33,157	32,430	2,198	—	—
Profit/(loss) before income tax	4,897	(4,656)	(406)	2,240	(3,710)	(2,937)	(2,449)	(382)	(300)
Income tax (expense)/credit	(1,224)	(29)	(21)	(560)	391	734	—	—	—
Profit/(loss) and total comprehensive income/(loss) for the year	3,673	(4,685)	(427)	1,680	(3,319)	(2,203)	(2,449)	(382)	(300)
Total comprehensive income/(loss) allocated to non-controlling interests	1,469	(1,874)	(171)	672	(1,328)	(881)	(898)	(187)	(147)
Dividend paid to non-controlling interests	—	—	—	—	—	—	—	—	—

33          Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised statements of comprehensive income (Continued)

	Yantai Pengai Jiayan			Ninghai Pengai
	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	32,668	25,958	15,295	5,211	4,841	46
Profit/(loss) before income tax	1,036	(2,465)	(21,773)	1,182	(1,317)	(604)
Income tax (expense)/credit	(259)	307	1,795	(113)	162	(39)
Profit/(loss) and total comprehensive income/(loss) for the year	777	(2,158)	(19,978)	1,069	(1,155)	(643)
Total comprehensive income/(loss) allocated to non-controlling interests	85	(237)	(2,198)	524	(566)	(315)
Dividend paid to non-controlling interests	—	—	—	—	—	—

Summarised statements of cash flows

	Huizhou Pengai			Shanghai Pengai
	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	5,488	3,192	1,217	11,170	(2,240)	2,587
Income tax paid	(715)	(1,070)	(211)	(436)	(444)	(27)
Net cash generated from/(used in) operating activities	4,773	2,122	1,006	10,734	(2,684)	2,560
Net cash used in investing activities	(708)	(78)	(589)	(833)	(5,407)	(2,437)
Net cash used in financing activities	(4,285)	(2,175)	(18)	—	(2,082)	—
Net (decrease)/increase in cash and cash equivalents	(220)	(131)	399	9,901	(10,173)	123
Cash and cash equivalents at beginning of the year	647	427	296	733	10,634	461
Cash and cash equivalents at end of the year	427	296	695	10,634	461	584

33          Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised statements of cash flows (Continued)

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	(1,279)	(3,782)	490	4,417	7,208	(1,419)	14,810	2,462	2,162
Income tax paid	(347)	—	(365)	—	—	—	(492)	(14)	(8)
Net cash generated from/(used in) operating activities	(1,626)	(3,782)	125	4,417	7,208	(1,419)	14,318	2,448	2,154
Net cash (used in)/generated from investing activities	(245)	4,358	2	(4,756)	(4,305)	(767)	(14,437)	(1,673)	(1,300)
Net cash used in financing activities	—	(1,044)	—	—	(3,081)	2,880	(423)	(629)	(100)
Net increase/ (decrease) in cash and cash equivalents	(1,871)	(468)	127	(339)	(178)	694	(542)	146	754
Cash and cash equivalents at beginning of the year	2,367	496	28	526	187	9	618	76	222
Cash and cash equivalents at end of the year	496	28	155	187	9	703	76	222	976

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	3,815	1,340	140	3,545	4,187	191	(221)	(351)	(1)
Income tax paid	(1)	(45)	—	—	—	—	134	—	—
Net cash (used in)/generated from operating activities	(3,814)	1,295	140	3,545	4,187	191	(87)	(351)	(1)
Net cash (used in)/generated from investing activities	(3,776)	5,322	—	(4,266)	(1,096)	(64)	(1)	330	—
Net cash generated from/(used in) financing activities	600	(7,423)	—	—	(3,194)	—	—	—	—
Net increase/ (decrease) in cash and cash equivalents	638	(806)	140	(721)	(103)	127	(88)	(21)	(1)
Cash and cash equivalents at beginning of the year	187	825	19	867	147	44	110	22	1
Cash and cash equivalents at end of the year	825	19	159	147	44	171	22	1	—

33          Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised statements of cash flows (Continued)

	Yantai Pengai Jiayan			Ninghai Pengai
	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	4,278	2,544	47	1,352	(327)	(53)
Income tax paid	(35)	—	—	—	(74)	(23)
Net cash generated from/(used in) operating activities	4,243	2,544	47	1,352	(401)	(76)
Net cash used in investing activities	(3,161)	(1,848)	—	(3,479)	(46)	—
Net cash (used in)/generated from financing activities	—	(1,646)	—	3,000	(343)	—
Net increase/ (decrease) in cash and cash equivalents	1,082	(950)	47	873	(790)	(76)
Cash and cash equivalents at beginning of the year	382	1,464	514	—	873	83
Cash and cash equivalents at end of the year	1,464	514	561	873	83	7